Schedule of financial income (expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income	€ 18	€ 31	€ 59
Interest expense	64	65	1,967
Changes in fair value of the warrants	(2,377)	1,722	1,007
Warrants exercises	330	83	0
Financial (expense) income, net	€ (2,094)	€ 1,771	€ (901)